NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Components of Net Parent Contribution (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Related Party Transaction [Line Items]
Separation cost	$ (8,084)	$ 0	$ 517
Stock-based compensation	7,231	7,250	7,135
Net parent contribution		(129,586)	114,687
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity		(129,586)	114,687
Stock-based compensation expense	(7,231)	(7,250)	(7,135)
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Cash Flows	$ 0	(133,996)	92,409
Net Parent Investment
Related Party Transaction [Line Items]
Net parent contribution		(129,586)	114,687
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity		(129,586)	114,687
Affiliated entity
Related Party Transaction [Line Items]
Corporate allocations		9,200	26,100
Affiliated entity | SunPower
Related Party Transaction [Line Items]
Interest expense, related party		12,167	19,485
Stock-based compensation		5,168	7,135
Net parent contribution		(129,586)	114,687
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity		(129,586)	114,687
Interest expense financed by SunPower		(12,167)	(19,485)
Stock-based compensation expense		(5,168)	(7,135)
Other		12,925	4,342
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Cash Flows		(133,996)	92,409
Affiliated entity | SunPower | Net Parent Investment
Related Party Transaction [Line Items]
General financing activities		(22,163)	61,971
Acquisition of intellectual property		(100,000)	0
Separation cost		(25,000)	0
Excess cash		(8,996)	0
Corporate allocations		9,238	26,096
Interest expense, related party		12,167	19,485
Stock-based compensation		5,168	7,135
Net parent contribution		(129,586)	114,687
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity		(129,586)	114,687
Interest expense financed by SunPower		(12,167)	(19,485)
Stock-based compensation expense		$ (5,168)	$ (7,135)